ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                         LAW AND REGULATION DEPARTMENT
                             3100 Sanders Road, J5B
                           Northbrook, Illinois 60062

ANNE M. WALTON                                     Direct Dial 847 402-9671
ASSISTANT COUNSEL                                  Facsimile 847 402-3781

                                   May 1, 2003


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Allstate Life of New York Variable Annuity Account ("Registrant") Post-Effective Amendment No. 18 to Form N-4 Registration Statement Files Nos. 033-24228 and 811-05789
         CIK No. 0000839815
         Rule 497 Filing

Commissioners:

On behalf of Allstate Life Insurance Company of New York ("Company") and the Registrant, we are transmitting for filing a certification pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement. The registration statement was filed electronically with the Commission on April 17, 2003.

Please direct any question or comment to me at the below number.

Sincerely,


/s/ ANNE M. WALTON
Anne M. Walton


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